SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term		4 years
The fair value for options granted is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:
Expected volatility	[1]		85.20%
Risk-free interest	[2]		0.93%
Dividend yield	[3]	0.00%	0.00%
Expected life (years)	[4]	3 years 9 months	3 years 9 months
Minimum [Member]
The fair value for options granted is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:
Expected volatility	[1]	81.57%
Risk-free interest	[2]	1.08%
Maximum [Member]
The fair value for options granted is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:
Expected volatility	[1]	85.95%
Risk-free interest	[2]	1.09%

[1]	The computation of expected volatility is based on realized historical share price volatility of the Company's stock.
[2]	The risk-free interest rate is based on the yield from U.S. Treasury Bonds with an equivalent term;
[3]	The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.
[4]	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the Company's history.